S000010025 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.59%
Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.56%	15.32%	18.13%
Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.37%	13.32%	16.20%
Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.00%	10.24%	13.75%
Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.48%	10.05%	12.97%

[1]	The Russell 1000® Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies. The Index figures do not reflect any deduction for fees, taxes or expenses.
[2]	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.